T. ROWE PRICE U.S. Large-Cap Core Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.5%
COMMUNICATION SERVICES  5.8%
Entertainment  1.4%
Netflix (1) 378,177 268,230
268,230
Interactive Media & Services  3.4%
Alphabet, Class C  3,972,801 664,213
664,213
Wireless Telecommunication Services  1.0%
T-Mobile U.S.  961,278 198,369
198,369
Total Communication Services 1,130,812
CONSUMER DISCRETIONARY  10.2%
Broadline Retail  4.5%
Amazon.com (1) 4,715,647 878,667
878,667
Hotels, Restaurants & Leisure  1.8%
Booking Holdings  43,574 183,539
McDonald's  563,014 171,443
354,982
Specialty Retail  3.9%
Lowe's  880,770 238,557
O'Reilly Automotive (1) 135,041 155,513
TJX  1,952,172 229,458
Tractor Supply  518,174 150,752
774,280
Total Consumer Discretionary 2,007,929
CONSUMER STAPLES  7.2%
Beverages  3.0%
Coca-Cola  3,486,228 250,520
Keurig Dr Pepper  5,315,378 199,220
PepsiCo  862,050 146,592
596,332
Consumer Staples Distribution & Retail  1.2%
Walmart  2,965,194 239,439
239,439
Household Products  2.3%
Colgate-Palmolive  2,079,813 215,905

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
Procter & Gamble  1,368,669 237,054
452,959
Personal Care Products  0.7%
Kenvue  5,805,220 134,275
134,275
Total Consumer Staples 1,423,005
ENERGY  5.2%
Energy Equipment & Services  1.7%
Schlumberger  4,922,367 206,493
TechnipFMC  4,950,934 129,863
336,356
Oil, Gas & Consumable Fuels  3.5%
Chesapeake Energy (2) 2,282,407 187,728
ConocoPhillips  1,434,873 151,063
Diamondback Energy  899,530 155,079
EQT  5,479,333 200,763
694,633
Total Energy 1,030,989
FINANCIALS  11.3%
Banks  2.7%
Huntington Bancshares  12,802,671 188,199
JPMorgan Chase  1,650,125 347,946
536,145
Capital Markets  1.8%
CME Group  657,560 145,091
Goldman Sachs Group  414,159 205,054
350,145
Consumer Finance  1.0%
American Express  704,177 190,973
190,973
Financial Services  2.6%
Visa, Class A  1,829,327 502,974
502,974
Insurance  3.2%
Allstate  928,951 176,176
Marsh & McLennan  836,093 186,524
Progressive  1,061,901 269,468
632,168
Total Financials 2,212,405

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE  13.6%
Biotechnology  2.7%
AbbVie  1,206,223 238,205
Amgen  486,911 156,887
Regeneron Pharmaceuticals (1) 121,189 127,399
522,491
Health Care Providers & Services  5.7%
Cencora  809,064 182,104
Elevance Health  297,152 154,519
Molina Healthcare (1) 501,538 172,810
Quest Diagnostics  1,219,845 189,381
UnitedHealth Group  703,460 411,299
1,110,113
Life Sciences Tools & Services  3.0%
Mettler-Toledo International (1) 123,199 184,761
Thermo Fisher Scientific  651,761 403,160
587,921
Pharmaceuticals  2.2%
Eli Lilly  330,827 293,093
Merck  1,205,120 136,853
429,946
Total Health Care 2,650,471
INDUSTRIALS & BUSINESS SERVICES  10.5%
Aerospace & Defense  1.0%
General Dynamics  623,492 188,419
188,419
Commercial Services & Supplies  0.7%
Republic Services  733,641 147,345
147,345
Electrical Equipment  1.0%
AMETEK  1,190,088 204,350
204,350
Ground Transportation  1.4%
CSX  3,402,628 117,493
Old Dominion Freight Line  791,554 157,234
274,727
Machinery  4.2%
Cummins  486,836 157,633
Deere  474,791 198,144

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
Dover  852,737 163,504
Ingersoll Rand  1,491,107 146,367
Parker-Hannifin  255,641 161,519
827,167
Professional Services  2.2%
Booz Allen Hamilton Holding  1,108,812 180,470
Broadridge Financial Solutions  229,825 49,420
Equifax  654,029 192,193
422,083
Total Industrials & Business Services 2,064,091
INFORMATION TECHNOLOGY  30.1%
Electronic Equipment, Instruments & Components  2.9%
Amphenol, Class A  2,402,067 156,519
Keysight Technologies (1) 1,003,469 159,481
TE Connectivity  1,697,696 256,335
572,335
Semiconductors & Semiconductor Equipment  10.9%
Analog Devices  1,214,560 279,555
KLA  371,419 287,630
NVIDIA  11,179,972 1,357,696
QUALCOMM  1,287,731 218,979
2,143,860
Software  8.5%
Autodesk (1) 555,940 153,150
Fair Isaac (1) 92,590 179,951
Microsoft  2,713,117 1,167,454
PTC (1) 885,194 159,919
1,660,474
Technology Hardware, Storage & Peripherals  7.8%
Apple  6,529,548 1,521,385
1,521,385
Total Information Technology 5,898,054
MATERIALS  3.1%
Chemicals  2.3%
Linde  338,530 161,431
Sherwin-Williams  775,001 295,795
457,226

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
Containers & Packaging  0.8%
International Paper  3,416,097 166,876
166,876
Total Materials 624,102
REAL ESTATE  1.0%
Specialized Real Estate Investment Trusts  1.0%
Public Storage, REIT  513,992 187,026
Total Real Estate 187,026
UTILITIES  1.5%
Gas Utilities  0.7%
Atmos Energy  1,048,528 145,441
145,441
Multi-Utilities  0.8%
CMS Energy  2,093,990 147,899
147,899
Total Utilities 293,340
Total Common Stocks (Cost $14,441,667) 19,522,224
SHORT-TERM INVESTMENTS  0.5%
Money Market Funds  0.5%
T. Rowe Price Government Reserve Fund, 4.97% (3)(4) 97,797,330 97,797
Total Short-Term Investments (Cost $97,797) 97,797
SECURITIES LENDING COLLATERAL  0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.97% (3)(4) 7,088,029 7,088
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 7,088
Total Securities Lending Collateral (Cost $7,088) 7,088
Total Investments in Securities  100.0%
(Cost $14,546,552) $ 19,627,109
Other Assets Less Liabilities (0.0)% (6,422)
Net Assets 100.0% $ 19,620,687

T. ROWE PRICE U.S. Large-Cap Core Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2024.
(3) Seven-day yield
(4) Affiliated Companies
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. Large-Cap Core Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.97% $ — $ — $ 2,743 ++
Totals $ — # $ — $ 2,743 +
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government
Reserve Fund, 4.97% $ 103,747 ¤ ¤ $ 104,885
Total $ 104,885 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,743 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $104,885.

T. ROWE PRICE U.S. Large-Cap Core Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. Large-Cap Core Fund, Inc.  (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE U.S. Large-Cap Core Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE U.S. Large-Cap Core Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On September 30, 2024 , all of the fund’s financial
instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F190-054Q3 09/24